Commitments and Contingencies (Schedule Of Operating Lease Maturity) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
2023	$ 42
2024	33
2025	24
2026	16
2027	12
Thereafter	53
Total undiscounted lease payments	180
Less imputed interest	(11)
Total future minimum lease payments	$ 169	$ 170